Shareholder remuneration system and earnings per share - Schedule of diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Diluted earnings per share [abstract]
Profit attributable to the Parent (EUR million)	€ 6,833	€ 6,059
Remuneration of contingently convertible preferred securities (CCPS) (EUR million)	(310)	(309)
Net profit for the year	6,523	5,750
Profit or Loss from discontinued operations (non controlling interest net) (EUR million)	726	575
Profit or Loss from continuing operations (CCPS net) (EUR million)	€ 5,797	€ 5,175
Weighted average number of shares outstanding (in shares)	14,995,834,683	15,664,707,190
Dilutive effect of options/receipt of shares (in shares)	81,043,722	70,622,287
Adjusted number of shares (in shares)	15,076,878,405	15,735,329,477
Diluted earnings per share (in euro per share)	€ 0.43	€ 0.37
Diluted earnings per share from discontinued operations (in euro per share)	0.05	0.04
Diluted earnings per share from continuing operations (in euro per share)	€ 0.38	€ 0.33